Subsequent events (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 12, 2026	Jan. 08, 2026	Jan. 31, 2025	Feb. 20, 2026	Mar. 31, 2026	Mar. 27, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued							19,180,000
Share issuance, price per share							$ 0.53
Storion Energy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest in Storion			50.00%
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum proceeds from at-the-market equity offering program		$ 60,000					$ 60,000
Number of shares issued						13,631
Proceeds from issue of ordinary shares						$ 19,510
Share issuance, price per share						$ 1.48
Tariff rate				50.00%
Subsequent events [Member] | Storion Energy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of units					$ 10,000
Number of preferred share units issued					6,100,000
Percentage of equity interest in Storion					37.40%
Subsequent events [Member] | ARG International [Member]
Disclosure of non-adjusting events after reporting period [line items]
Term loan extended	$ 6,000
Extension fee	1.00%